Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment, Net
Total	$ 11,525,411	$ 7,213,405
Less: Accumulated depreciation	(5,855,562)	(3,002,354)
Property and equipment, net	5,669,849	4,211,051
Depreciation expenses	2,958,276	1,153,606	$ 899,018
Electronic equipment
Property, Plant and Equipment, Net
Total	9,622,184	6,353,867
Office equipment and furniture
Property, Plant and Equipment, Net
Total	334,452	157,009
Motor vehicles
Property, Plant and Equipment, Net
Total	82,470	82,470
Leasehold improvements
Property, Plant and Equipment, Net
Total	1,410,105	596,345
Construction in Progress
Property, Plant and Equipment, Net
Total	$ 76,200	$ 23,714